Leases - Future Minimum Maturity Revenues (Table) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Service performance obligations	$ 172,915
2023 [member]
IfrsStatementLineItems [Line Items]
Service performance obligations	106,049
2024 [member]
IfrsStatementLineItems [Line Items]
Service performance obligations	51,547
2025 [member]
IfrsStatementLineItems [Line Items]
Service performance obligations	12,522
2026 [member]
IfrsStatementLineItems [Line Items]
Service performance obligations	$ 2,797